SHARE CAPITAL AND RESERVES (Details - Black-Scholes option pricing model)	12 Months Ended
	Dec. 31, 2025 Year $ / shares	Dec. 31, 2024	Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.00%	4.00%
Expected volatility	169.00%	227.00%
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.30		$ 0.59
Option fair value	0.30		0.50
Exercise price	$ 0.40		$ 0.65
Expected life | Year	10.00
Expected life			3 years 3 months
Risk-free interest rate	4.00%		4.00%
Expected volatility	145.00%		174.00%
Expected annual dividend yield	0.00%		0.00%